Related Party Transactions - Schedule of Accrued Fees and Expenses Due to General Partner and Affiliates (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Related Party Transactions [Abstract]
Asset management fee payable	$ 191,924	$ 141,775
Expenses paid by the General Partner or an affiliate on behalf of the Partnership	3,060	6,874
Advances made to the Partnership from General Partner or affiliates		55,483
Total	$ 194,984	$ 204,132